Stockholders' Equity (Deficit) (Details) - $ / shares	1 Months Ended	12 Months Ended
	Oct. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2021	Nov. 30, 2019	Nov. 30, 2018	Dec. 31, 2014
Preference stock, shares authorized		5,000,000	5,000,000					5,000,000
Preference stock, par value		$ 0.0001	$ 0.0001					$ 0.0001
Merger transaction, description		● Treasury stock was retired. ● Series H preferred stock was partially redeemed in exchange for Class A common stock resulting in 10,600,347 shares of Class A common stock being issued to the previous Series H preferred stockholders. ● All vested stock options under the Legacy SOC Telemed 2014 Equity Incentive Plan were exercised into Class A common stock resulting in 2,643,694 shares of Class A common stock. ● All outstanding warrants to purchase shares of Legacy SOC Telemed common stock were exercised into Class A common stock resulting in 1,169,452 shares of Class A common stock. ● The Company issued 11,468,485 shares of Class A common stock and the Sponsor Earnout Shares to the former stockholders of HCMC for $ 64.6 million in cash. ● The Company issued 16,800,000 Class A common shares for $168,000,000 through the PIPE, as discussed in Note 4. Apart from the above Merger Transaction related activity, common warrants of Legacy SOC Telemed were exercised during 2020 resulting in 40,795 new shares of Legacy SOC Telemed common stock shares being issued prior to the Merger Transaction.
Exchange ratio per share		$ 0.4047
Class A Common Stock [Member]
Common stock, shares authorized		500,000,000	53,428,720					500,000,000
Common stock, par value		$ 0.0001	$ 0.0001					$ 0.0001
Common stock, shares issued		74,898,380	34,140,909					88,651,767
Common stock, shares outstanding		74,898,380	34,140,909					88,651,767
Exchange ratio per share	$ 0.4047
2020 Common Warrants [Member]
Common stock, shares issued	12,849,992
Warrants exercisable	$ 11.50
Warrants, description	The warrants are exercisable from the date of issuance through October 30, 2025 (the fifth anniversary of the Merger Transaction).	At December 31, 2020 all 12,849,992 warrants (12,499,992 public warrants and 350,000 private placement warrants) remain outstanding.
2019 and 2020 Series J Common Warrants [Member]
Common stock, shares issued		120,150	108,460
Common stock, shares outstanding			108,460
Warrants converted into shares per share			$ 0.02
Warrants purchase share		12,849,992	11
Warrants, description		The Company issued an additional 120,150 Series J common warrants under the same terms, exercisable from the date of issuance through June 2025.	The warrants were exercisable from the date of issuance through December 2024.
2017 and 2018 Series I Common Warrants [Member]
Common stock, shares issued				124,105	62,057
Common stock, shares outstanding			186,162
Warrants converted into shares per share			$ 0.02
Warrants purchase share					9
Warrants, description				the Company issued an additional 124,105 Series I common warrants under the same terms, exercisable through April and August 2023.	The warrants were exercisable from the date of issuance through November and December 2022.
2016 Common Warrants [Member]
Common stock, shares issued						2,024
Common stock, shares outstanding		0	0
Warrants exercisable						$ 0.49
Warrants purchase share			2,024			1
2015 Common Warrants [Member]
Common stock, shares outstanding							851,718
Warrants exercisable							$ 2.87
Warrants purchase share							1
Warrants, description							All 2015 common warrants were exercised during 2020, as part of the Merger Transaction. Therefore, there were no 2015 common warrants remaining as of December 31, 2020. As of December 31, 2019, 851,718 of the 2015 common warrants remained outstanding.
2015 Common Warrants [Member] | Series H Warrants [Member]
Warrants purchase share							123,432
2015 Common Warrants [Member] | Series G Warrants [Member]
Warrants purchase share							851,718
2014 Common Warrants [Member]
Common stock, shares issued											101,175
Warrants exercisable									$ 19.77	$ 19.77	$ 14.31
Warrant [Member]
Common stock, shares outstanding		12,849,992	1,146,340